RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Transactions [Abstract]
Disclosure of detailed information about about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2022	2021	2020
Management compensation	$720,003	$720,923	$641,845
Management bonus*	-	-	28,423
Share-based expense**	105,792	104,250	335,155
Directors' fees	163,000	163,000	163,000
RSU payment***	23,000	-	-
	$1,011,795	$988,173	$1,168,423